Share-based Payment Arrangements - Summary of Fair Value using Trinomial Tree Model and Inputs (Detail)	12 Months Ended
	Dec. 31, 2020 Years ¥ / shares	Dec. 31, 2019 Years ¥ / shares
Trinomial Tree Model [member] | USISH stock option plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share price at the grant date		¥ 15.84
Exercise price		13.34
Trinomial Tree Model [member] | USISH two thousand and twenty share options plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share price at the grant date	¥ 21.55
Exercise price	21.65
Binomial Method [Member] | USISH core employees stock ownership plan restricted shares amended in 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share price at the grant date		16.60
Exercise price		¥ 13.34
Expected volatility		57.21%
Lock-up periods | Years		1
Risk free interest rate		1.55%
Binomial Method [Member] | USISH core employees stock ownership plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share price at the grant date		¥ 16.30
Exercise price		¥ 13.34
Expected volatility		47.77%
Lock-up periods | Years		1
Risk free interest rate		2.70%
Binomial Method [Member] | USISH employee stock ownership restricted stock ownership plan amendment 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share price at the grant date	¥ 24.30
Expected volatility	56.97%
Lock-up periods | Years	1.3
Risk free interest rate	2.63%
Bottom of range [member] | Trinomial Tree Model [member] | USISH stock option plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected volatility		45.07%
Expected lives | Years		3
Risk free interest rate		2.80%
Bottom of range [member] | Trinomial Tree Model [member] | USISH two thousand and twenty share options plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected volatility	48.14%
Expected lives | Years	2.2
Risk free interest rate	2.80%
Top of range [member] | Trinomial Tree Model [member] | USISH stock option plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected volatility		51.80%
Expected lives | Years		5
Risk free interest rate		2.97%
Top of range [member] | Trinomial Tree Model [member] | USISH two thousand and twenty share options plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected volatility	53.57%
Expected lives | Years	4.2
Risk free interest rate	2.99%